Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004010
Average Annual Return [Line Items]
Average Annual Return, Percent	24.63%		5.76%		6.92%
Without Sales Load [Member] | C000166320
Average Annual Return [Line Items]
Average Annual Return, Percent	24.84%		5.91%	7.15%
Without Sales Load [Member] | C000225807
Average Annual Return [Line Items]
Average Annual Return, Percent	26.21%	(3.55%)
S&P Global ex US Broad Market Index (BMI) Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%		5.82%		5.00%
S&P Global ex US Broad Market Index (BMI) Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%		5.82%	6.58%
S&P Global ex US Broad Market Index (BMI) Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.35%	1.74%
S&P Global ex-U.S. Small Cap Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%		5.06%		5.20%
S&P Global ex-U.S. Small Cap Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%		5.06%	5.95%
S&P Global ex-U.S. Small Cap Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.32%	(0.18%)